Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Brazil - 0.9%
B3 SA - Brasil Bolsa Balcao (Financial Services)	3,163,900	$8,359,327
China - 2.1%
Tencent Holdings Ltd. (Media & Entertainment)†	430,500	14,972,822
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	705,801	5,300,329
		20,273,151
Denmark - 0.9%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	32,717	9,054,579
France - 7.1%
Kering SA (Consumer Durables & Apparel)†	26,149	10,786,713
L'Oreal SA (Household & Personal Products)†	36,343	17,427,560
Schneider Electric SE (Capital Goods)†	205,978	40,595,715
		68,809,988
Germany - 3.8%
SAP SE - Sponsored ADR (Software & Services)	95,001	16,444,673
Scout24 SE (Media & Entertainment)^†	132,753	9,834,479
Symrise AG (Materials)†	97,426	10,101,186
		36,380,338
Hong Kong - 0.8%
AIA Group Ltd. (Insurance)†	960,805	7,470,793
India - 0.8%
HDFC Bank Ltd. - ADR (Banks)	133,499	7,407,860
Indonesia - 0.9%
Bank Central Asia Tbk PT (Banks)†	14,837,970	8,967,979
Japan - 5.1%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	411,900	14,860,143
Keyence Corp. (Technology Hardware & Equipment)†	19,800	8,881,829
MISUMI Group Inc. (Capital Goods)†	221,000	3,810,311
Sony Group Corp. (Consumer Durables & Apparel)†	215,200	21,262,676
		48,814,959
Netherlands - 2.7%
Adyen NV (Financial Services)*^†	6,568	8,222,085
	Shares	Value
COMMON STOCKS - 97.8% (continued)
Netherlands - 2.7% (continued)
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	20,844	$18,130,528
		26,352,613
Sweden - 2.0%
Atlas Copco AB, Class A (Capital Goods)†	695,612	11,098,625
Epiroc AB, Class A (Capital Goods)†	482,362	8,489,638
		19,588,263
Switzerland - 3.0%
Alcon Inc. (Health Care Equipment & Services)	156,436	11,749,908
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	28,304	8,086,954
SGS SA, Reg S (Commercial & Professional Services)†	100,016	9,253,221
		29,090,083
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	85,926	9,706,201
United Kingdom - 2.6%
Diploma plc (Capital Goods)†	238,384	9,811,503
Haleon plc (Household & Personal Products)†	1,986,076	8,089,240
Spirax-Sarco Engineering plc (Capital Goods)†	60,295	7,588,938
		25,489,681
United States - 64.1%
AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	68,811	11,312,528
Accenture plc, Class A (Software & Services)	58,327	21,224,029
Adobe Inc. (Software & Services)*	27,330	16,883,927
Alphabet Inc., Class A (Media & Entertainment)*	268,117	37,563,192
Amazon.com Inc. (Consumer Discretionary Distribution & Retail)*	217,788	33,800,697
AMETEK Inc. (Capital Goods)	87,749	14,219,725
Apple Inc. (Technology Hardware & Equipment)	84,082	15,504,721
Applied Materials Inc. (Semiconductors & Semiconductor Equipment)	80,373	13,205,284
Broadcom Inc. (Semiconductors & Semiconductor Equipment)	16,120	19,021,600

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 97.8% (continued)
United States - 64.1% (continued)
CME Group Inc. (Financial Services)	90,650	$18,659,396
CoStar Group Inc. (Real Estate Management & Development)*	127,345	10,630,761
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	20,616	14,325,646
Danaher Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	85,739	20,569,643
Deere & Co. (Capital Goods)	63,548	25,011,222
Edwards Lifesciences Corp. (Health Care Equipment & Services)*	108,490	8,513,210
Honeywell International Inc. (Capital Goods)	47,076	9,521,592
Intuitive Surgical Inc. (Health Care Equipment & Services)*	35,369	13,377,263
Meta Platforms Inc., Class A (Media & Entertainment)*	96,514	37,653,972
Microsoft Corp. (Software & Services)	56,669	22,530,461
Netflix Inc. (Media & Entertainment)*	45,418	25,620,748
NIKE Inc., Class B (Consumer Durables & Apparel)	73,639	7,476,568
Northrop Grumman Corp. (Capital Goods)	19,974	8,923,584
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	27,558	16,955,611
Pinterest Inc., Class A (Media & Entertainment)*	501,134	18,777,491
Repligen Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	51,593	9,771,714
Rockwell Automation Inc. (Capital Goods)	60,523	15,329,265
Salesforce Inc. (Software & Services)*	43,533	12,236,691
Schlumberger NV (Energy)	270,127	13,155,185
ServiceNow Inc. (Software & Services)*	19,912	15,240,645
Synopsys Inc. (Software & Services)*	20,782	11,084,080
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	48,319	26,042,975
Tradeweb Markets Inc., Class A (Financial Services)	145,164	13,847,194
UnitedHealth Group Inc. (Health Care Equipment & Services)	37,835	19,361,683
	Shares	Value
COMMON STOCKS - 97.8% (continued)
United States - 64.1% (continued)
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	97,529	$42,267,118
		619,619,421
Total Common Stocks (Cost $654,631,799)		$945,385,236
SHORT TERM INVESTMENTS - 2.2%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.17% (Money Market Funds)	21,311,608	21,311,608
Total Short Term Investments (Cost $21,311,608)		$21,311,608
Total Investments — 100.0%
(Cost $675,943,407)		$966,696,844
Other Assets Less Liabilities - 0.0%^^		319,012
Net Assets — 100.0%		$967,015,856

Summary of Abbreviations
ADR	American Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.9% of net assets as of January 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
^^	Amount is less than 0.005%.

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
January 31, 2024 (unaudited)

Industry	Percentage of Net Assets
Banks	1.7%
Capital Goods	16.0
Commercial & Professional Services	1.0
Consumer Discretionary Distribution & Retail	3.5
Consumer Durables & Apparel	4.1
Consumer Staples Distribution & Retail	1.5
Energy	1.4
Financial Services	5.0
Health Care Equipment & Services	5.5
Household & Personal Products	2.6
Insurance	0.8
Materials	1.1
Media & Entertainment	14.9
Pharmaceuticals, Biotechnology & Life Sciences	15.2
Real Estate Management & Development	1.1
Semiconductors & Semiconductor Equipment	8.0
Software & Services	11.9
Technology Hardware & Equipment	2.5
Money Market Fund	2.2
Total Investments	100.0
Other Assets Less Liabilities	0.0^^
Net Assets	100.0%

^^	Amount is less than 0.005%.

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Australia - 2.0%
BHP Group Ltd. - Sponsored ADR (Materials)	4,721,108	$289,026,232
Brazil - 2.0%
Ambev SA - ADR (Food, Beverage & Tobacco)*	56,018,549	146,768,599
XP Inc., Class A (Financial Services)	5,386,671	132,404,373
		279,172,972
Canada - 5.7%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	4,192,400	245,659,766
Canadian National Railway Co. (Transportation)	1,344,775	166,805,891
Manulife Financial Corp. (Insurance)	17,663,500	390,463,922
		802,929,579
China - 5.5%
ENN Energy Holdings Ltd. (Utilities)†	13,191,800	97,513,693
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	54,008,988	167,814,469
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	40,729,050	109,415,840
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	18,731,500	79,040,428
Tencent Holdings Ltd. (Media & Entertainment)†	4,201,910	146,142,748
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	60,098,583	175,260,383
		775,187,561
Denmark - 1.9%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	584,528	161,770,791
Novozymes A/S, Class B (Materials)†	2,105,756	107,894,421
		269,665,212
France - 7.9%
Air Liquide SA (Materials)†	934,651	175,189,907
Dassault Systemes SE (Software & Services)†	4,297,813	223,975,622
L'Oreal SA (Household & Personal Products)†	793,002	380,268,279
Schneider Electric SE (Capital Goods)†	1,709,693	336,959,330
		1,116,393,138
Germany - 10.2%
Allianz SE, Reg S (Insurance)†	1,482,765	397,020,378
	Shares	Value
COMMON STOCKS - 95.9% (continued)
Germany - 10.2% (continued)
BioNTech SE - ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	1,890,737	$179,695,644
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	11,645,167	424,637,796
SAP SE - Sponsored ADR (Software & Services)	1,615,431	279,631,106
Symrise AG (Materials)†	1,665,278	172,657,029
		1,453,641,953
Hong Kong - 1.6%
AIA Group Ltd. (Insurance)†	28,176,574	219,088,533
India - 2.7%
HDFC Bank Ltd. - ADR (Banks)	3,794,442	210,553,586
ICICI Bank Ltd. - Sponsored ADR (Banks)	7,279,462	177,618,873
		388,172,459
Indonesia - 1.2%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	696,595,300	174,815,533
Japan - 14.5%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	13,736,900	495,587,023
Daifuku Co., Ltd. (Capital Goods)†	6,704,500	132,511,071
Keyence Corp. (Technology Hardware & Equipment)†	393,534	176,530,383
Komatsu Ltd. (Capital Goods)†	7,349,800	209,841,275
Shimano Inc. (Consumer Durables & Apparel)†	757,800	109,114,290
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,486,200	167,678,423
Shiseido Co., Ltd. (Household & Personal Products)†	3,092,200	87,645,701
Sony Group Corp. (Consumer Durables & Apparel)†	3,898,700	385,208,152
Sysmex Corp. (Health Care Equipment & Services)†	2,123,607	114,557,439
Unicharm Corp. (Household & Personal Products)†	5,108,000	176,354,801
		2,055,028,558
Mexico - 3.0%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	3,104,680	420,808,327

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 95.9% (continued)
Netherlands - 1.3%
Adyen NV (Financial Services)*^†	149,784	$187,505,588
Peru - 1.0%
Credicorp Ltd. (Banks)	984,520	146,132,304
Russia - 0.0%^^
LUKOIL PJSC (Energy)‡	4,279,605	—
Singapore - 2.7%
DBS Group Holdings Ltd. (Banks)†	16,228,080	384,246,737
South Korea - 3.6%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	378,546	516,328,964
Spain - 2.3%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	35,140,484	329,378,472
Sweden - 9.0%
Alfa Laval AB (Capital Goods)†	6,723,065	247,228,067
Assa Abloy AB, Class B (Capital Goods)†	6,226,615	170,836,289
Atlas Copco AB, Class A (Capital Goods)†	17,025,614	271,646,979
Epiroc AB, Class A (Capital Goods)†	10,328,484	181,782,749
Skandinaviska Enskilda Banken AB, Class A (Banks)†	28,446,845	403,422,002
		1,274,916,086
Switzerland - 5.9%
Alcon Inc. (Health Care Equipment & Services)	3,066,775	230,345,470
Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	1,509,702	171,955,058
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	930,157	265,762,316
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	509,716	162,658,890
		830,721,734
Taiwan - 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	4,992,425	563,944,328
United Kingdom - 6.3%
Haleon plc (Household & Personal Products)†	78,371,090	319,203,592
Rio Tinto plc (Materials)†	4,109,149	286,518,222
Shell plc (Energy)†	9,483,113	294,421,833
		900,143,647
	Shares	Value
COMMON STOCKS - 95.9% (continued)
United States - 1.6%
Linde plc (Materials)	552,109	$223,510,286
Total Common Stocks (Cost $9,778,995,005)		$13,600,758,203
SHORT TERM INVESTMENTS - 4.0%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.17% (Money Market Funds)	570,338,773	570,338,773
Total Short Term Investments (Cost $570,338,773)		$570,338,773
Total Investments — 99.9%
(Cost $10,349,333,778)		$14,171,096,976
Other Assets Less Liabilities - 0.1%		21,126,175
Net Assets — 100.0%		$14,192,223,151

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.3% of net assets as of January 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investment categorized as level 3 security that is effectively valued at zero.
^^	Amount is less than 0.005%.

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
January 31, 2024 (unaudited)

Industry	Percentage of Net Assets
Banks	11.6%
Capital Goods	12.1
Consumer Durables & Apparel	4.7
Consumer Staples Distribution & Retail	1.7
Energy	2.1
Financial Services	2.2
Food, Beverage & Tobacco	5.3
Health Care Equipment & Services	3.6
Household & Personal Products	6.7
Insurance	7.8
Materials	8.8
Media & Entertainment	1.0
Pharmaceuticals, Biotechnology & Life Sciences	8.9
Semiconductors & Semiconductor Equipment	7.8
Software & Services	3.6
Technology Hardware & Equipment	4.9
Telecommunication Services	1.2
Transportation	1.2
Utilities	0.7
Money Market Fund	4.0
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio
Portfolio of Investments
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Australia - 2.4%
BHP Group Ltd. - Sponsored ADR (Materials)	35,829	$2,193,451
Canada - 7.5%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	37,700	2,209,086
Canadian National Railway Co. (Transportation)	11,585	1,437,003
Manulife Financial Corp. (Insurance)	143,600	3,174,378
		6,820,467
China - 1.6%
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	210,200	592,802
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	127,300	341,983
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	178,253	519,824
		1,454,609
Denmark - 2.2%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	4,301	1,190,321
Novozymes A/S, Class B (Materials)†	15,113	774,358
		1,964,679
France - 9.5%
Air Liquide SA (Materials)†	7,668	1,437,281
Dassault Systemes SE (Software & Services)†	33,826	1,762,804
L'Oreal SA (Household & Personal Products)†	5,953	2,854,642
Schneider Electric SE (Capital Goods)†	12,928	2,547,949
		8,602,676
Germany - 12.7%
Allianz SE, Reg S (Insurance)†	11,938	3,196,480
BioNTech SE - ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	15,439	1,467,323
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	93,599	3,413,062
SAP SE - Sponsored ADR (Software & Services)	12,999	2,250,127
Symrise AG (Materials)†	11,618	1,204,561
		11,531,553
Hong Kong - 2.0%
AIA Group Ltd. (Insurance)†	240,000	1,866,133
	Shares	Value
COMMON STOCKS - 95.8% (continued)
India - 0.9%
HDFC Bank Ltd. - ADR (Banks)	15,195	$843,171
Indonesia - 0.4%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	1,351,700	339,219
Japan - 18.2%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	108,700	3,921,577
Daifuku Co., Ltd. (Capital Goods)†	56,600	1,118,670
Keyence Corp. (Technology Hardware & Equipment)†	3,200	1,435,447
Komatsu Ltd. (Capital Goods)†	65,100	1,858,645
Shimano Inc. (Consumer Durables & Apparel)†	6,400	921,525
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	26,800	1,289,020
Shiseido Co., Ltd. (Household & Personal Products)†	26,600	753,954
Sony Group Corp. (Consumer Durables & Apparel)†	29,500	2,914,725
Sysmex Corp. (Health Care Equipment & Services)†	15,900	857,721
Unicharm Corp. (Household & Personal Products)†	42,100	1,453,512
		16,524,796
Netherlands - 1.8%
Adyen NV (Financial Services)*^†	1,274	1,594,844
Singapore - 3.4%
DBS Group Holdings Ltd. (Banks)†	131,100	3,104,172
South Korea - 1.5%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	990	1,350,340
Spain - 3.1%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	302,367	2,834,144
Sweden - 9.5%
Alfa Laval AB (Capital Goods)†	49,120	1,806,296
Assa Abloy AB, Class B (Capital Goods)†	45,912	1,259,663
Atlas Copco AB, Class A (Capital Goods)†	111,202	1,774,249
Epiroc AB, Class A (Capital Goods)†	71,625	1,260,610

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio
Portfolio of Investments (continued)
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 95.8% (continued)
Sweden - 9.5% (continued)
Skandinaviska Enskilda Banken AB, Class A (Banks)†	179,702	$2,548,463
		8,649,281
Switzerland - 7.2%
Alcon Inc. (Health Care Equipment & Services)	24,223	1,819,390
Nestle SA, Reg S (Food, Beverage & Tobacco)†	12,337	1,406,647
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	7,236	2,067,453
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	4,019	1,282,530
		6,576,020
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	11,864	1,340,157
United Kingdom - 8.4%
Haleon plc (Household & Personal Products)†	626,864	2,553,202
Rio Tinto plc (Materials)†	31,380	2,188,030
Shell plc (Energy)†	93,070	2,889,541
		7,630,773
United States - 2.0%
Linde plc (Materials)	4,524	1,831,451
Total Common Stocks (Cost $82,652,292)		$87,051,936
SHORT TERM INVESTMENTS - 4.2%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.17% (Money Market Funds)	3,824,958	3,824,958
Total Short Term Investments (Cost $3,824,958)		$3,824,958
Total Investments — 100.0%
(Cost $86,477,250)		$90,876,894
Other Assets Less Liabilities - 0.0%^^		21,753
Net Assets — 100.0%		$90,898,647

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.8% of net assets as of January 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Banks	10.2%
Capital Goods	13.4
Consumer Durables & Apparel	4.8
Consumer Staples Distribution & Retail	2.4
Energy	3.2
Financial Services	1.8
Food, Beverage & Tobacco	1.5
Health Care Equipment & Services	4.4
Household & Personal Products	8.4
Insurance	9.0
Materials	10.6
Pharmaceuticals, Biotechnology & Life Sciences	10.9
Semiconductors & Semiconductor Equipment	5.7
Software & Services	4.4
Technology Hardware & Equipment	3.1
Telecommunication Services	0.4
Transportation	1.6
Money Market Fund	4.2
Total Investments	100.0
Other Assets Less Liabilities	0.0^^
Net Assets	100.0%

^^	Amount is less than 0.005%.

Harding, Loevner Funds, Inc.

International Carbon Transition Equity Portfolio
Portfolio of Investments
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Brazil - 2.0%
Ambev SA - ADR (Food, Beverage & Tobacco)*	8,123	$21,282
XP Inc., Class A (Financial Services)	799	19,640
		40,922
Canada - 4.1%
Canadian National Railway Co. (Transportation)	191	23,692
Manulife Financial Corp. (Insurance)	2,800	61,896
		85,588
China - 5.7%
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	11,100	34,490
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	6,100	16,387
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	5,500	23,208
Tencent Holdings Ltd. (Media & Entertainment)†	600	20,868
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	7,700	22,455
		117,408
Denmark - 3.2%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	113	31,273
Novozymes A/S, Class B (Materials)†	664	34,022
		65,295
France - 9.7%
Air Liquide SA (Materials)†	233	43,673
Dassault Systemes SE (Software & Services)†	639	33,301
L'Oreal SA (Household & Personal Products)†	118	56,585
Schneider Electric SE (Capital Goods)†	342	67,404
		200,963
Germany - 10.4%
Allianz SE, Reg S (Insurance)†	220	58,906
BioNTech SE - ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	274	26,041
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,723	62,829
SAP SE - Sponsored ADR (Software & Services)	240	41,544
	Shares	Value
COMMON STOCKS - 96.8% (continued)
Germany - 10.4% (continued)
Symrise AG (Materials)†	250	$25,920
		215,240
Hong Kong - 1.6%
AIA Group Ltd. (Insurance)†	4,200	32,657
India - 2.7%
HDFC Bank Ltd. - ADR (Banks)	552	30,630
ICICI Bank Ltd. - Sponsored ADR (Banks)	1,075	26,230
		56,860
Indonesia - 1.9%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	158,900	39,877
Japan - 15.3%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,000	72,154
Daifuku Co., Ltd. (Capital Goods)†	1,000	19,764
Keyence Corp. (Technology Hardware & Equipment)†	55	24,672
Komatsu Ltd. (Capital Goods)†	1,700	48,536
Shimano Inc. (Consumer Durables & Apparel)†	100	14,399
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	500	24,049
Shiseido Co., Ltd. (Household & Personal Products)†	500	14,172
Sony Group Corp. (Consumer Durables & Apparel)†	600	59,283
Sysmex Corp. (Health Care Equipment & Services)†	300	16,183
Unicharm Corp. (Household & Personal Products)†	700	24,168
		317,380
Mexico - 3.8%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	580	78,613
Netherlands - 1.3%
Adyen NV (Financial Services)*^†	22	27,540
Peru - 1.1%
Credicorp Ltd. (Banks)	147	21,819
Singapore - 2.7%
DBS Group Holdings Ltd. (Banks)†	2,400	56,827

Harding, Loevner Funds, Inc.

International Carbon Transition Equity Portfolio
Portfolio of Investments (continued)
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8% (continued)
South Korea - 3.7%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	56	$76,383
Spain - 3.4%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	7,467	69,990
Sweden - 9.4%
Alfa Laval AB (Capital Goods)†	1,001	36,810
Assa Abloy AB, Class B (Capital Goods)†	1,143	31,360
Atlas Copco AB, Class A (Capital Goods)†	2,513	40,095
Epiroc AB, Class A (Capital Goods)†	1,781	31,346
Skandinaviska Enskilda Banken AB, Class A (Banks)†	3,849	54,585
		194,196
Switzerland - 6.9%
Alcon Inc. (Health Care Equipment & Services)	463	34,776
Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	379	43,168
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	140	40,000
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	76	24,253
		142,197
Taiwan - 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	734	82,913
United Kingdom - 2.3%
Haleon plc (Household & Personal Products)†	11,614	47,304
United States - 1.6%
Linde plc (Materials)	82	33,196
Total Common Stocks (Cost $1,828,792)		$2,003,168
	Shares	Value
SHORT TERM INVESTMENTS - 3.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.17% (Money Market Funds)	67,345	$67,345
Total Short Term Investments (Cost $67,345)		$67,345
Total Investments — 100.1%
(Cost $1,896,137)		$2,070,513
Liabilities Less Other Assets - (0.1)%		(2,186)
Net Assets — 100.0%		$2,068,327

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.3% of net assets as of January 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	12.6%
Capital Goods	14.3
Consumer Durables & Apparel	5.3
Financial Services	2.3
Food, Beverage & Tobacco	6.9
Health Care Equipment & Services	3.7
Household & Personal Products	6.9
Insurance	8.5
Materials	6.7
Media & Entertainment	1.0
Pharmaceuticals, Biotechnology & Life Sciences	9.3
Semiconductors & Semiconductor Equipment	7.8
Software & Services	3.6
Technology Hardware & Equipment	4.9
Telecommunication Services	1.9
Transportation	1.1
Money Market Fund	3.3
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Bangladesh - 0.9%
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	2,536,599	$5,035,617
Belgium - 0.7%
Lotus Bakeries NV (Food, Beverage & Tobacco)†	464	3,956,032
Brazil - 1.0%
Localiza Rent a Car SA (Transportation)*	488,800	5,339,467
Canada - 1.1%
Kinaxis Inc. (Software & Services)*	48,400	5,893,896
China - 4.8%
Haitian International Holdings Ltd. (Capital Goods)†	2,328,000	5,140,100
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	1,376,981	2,966,345
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	100,624	3,555,711
Shanghai Hanbell Precise Machinery Co., Ltd., Class A (Capital Goods)†	1,889,982	4,646,030
TravelSky Technology Ltd., Class H (Consumer Services)†	5,609,000	5,637,522
Yantai China Pet Foods Co., Ltd., Class A (Food, Beverage & Tobacco)†	1,107,799	3,428,293
		25,374,001
Denmark - 2.0%
Novozymes A/S, Class B (Materials)†	203,465	10,425,106
Finland - 1.4%
Vaisala OYJ, Class A (Technology Hardware & Equipment)†	182,278	7,208,840
France - 4.1%
Alten SA (Software & Services)†	68,196	10,548,707
Rubis SCA (Utilities)†	431,120	10,929,277
		21,477,984
Germany - 13.5%
Bechtle AG (Software & Services)†	192,112	10,030,310
Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*†	587,812	9,098,860
FUCHS SE (Materials)†	286,079	10,169,880
HelloFresh SE (Consumer Staples Distribution & Retail)*†	201,472	2,687,117
	Shares	Value
COMMON STOCKS - 97.7% (continued)
Germany - 13.5% (continued)
KWS Saat SE & Co. KGaA (Food, Beverage & Tobacco)†	150,743	$8,470,827
Nemetschek SE (Software & Services)†	57,267	5,323,581
Pfeiffer Vacuum Technology AG (Capital Goods)†	30,301	5,088,713
Scout24 SE (Media & Entertainment)^†	90,741	6,722,186
STRATEC SE (Health Care Equipment & Services)†	171,006	7,770,443
TeamViewer SE (Software & Services)*^†	407,332	5,859,632
		71,221,549
Hong Kong - 0.5%
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	275,700	2,684,691
India - 2.8%
Max Financial Services Ltd. (Insurance)*†	974,883	10,393,353
SH Kelkar & Co., Ltd. (Materials)^†	2,100,812	4,221,753
		14,615,106
Indonesia - 1.8%
Prodia Widyahusada Tbk PT (Health Care Equipment & Services)†	7,800,400	2,492,661
Sarana Menara Nusantara Tbk PT (Telecommunication Services)†	120,737,800	6,810,143
		9,302,804
Israel - 2.0%
CyberArk Software Ltd. (Software & Services)*	44,734	10,444,494
Italy - 3.0%
DiaSorin SpA (Health Care Equipment & Services)†	56,749	5,216,958
Reply SpA (Software & Services)†	77,758	10,647,007
		15,863,965
Japan - 9.2%
Ariake Japan Co., Ltd. (Food, Beverage & Tobacco)†	241,000	7,748,063
BML Inc. (Health Care Equipment & Services)†	194,000	3,754,425
JCU Corp. (Materials)†	243,200	6,159,123
MISUMI Group Inc. (Capital Goods)†	152,800	2,634,460
Pigeon Corp. (Household & Personal Products)†	241,800	2,649,559
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	344,000	3,480,241

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 97.7% (continued)
Japan - 9.2% (continued)
SMS Co., Ltd. (Commercial & Professional Services)†	404,100	$7,297,628
Solasto Corp. (Health Care Equipment & Services)†	1,546,300	6,054,240
Stanley Electric Co., Ltd. (Automobiles & Components)†	455,300	8,664,675
		48,442,414
Kuwait - 0.5%
Mabanee Co. KPSC (Real Estate Management & Development)†	1,058,413	2,650,558
Lithuania - 1.9%
Siauliu Bankas AB (Banks)†	13,160,744	10,137,593
Malaysia - 1.7%
Dialog Group Bhd. (Energy)†	12,746,540	4,924,327
TIME dotCom Bhd. (Telecommunication Services)†	3,609,000	4,191,375
		9,115,702
Mexico - 3.0%
Grupo Herdez SAB de CV (Food, Beverage & Tobacco)	2,027,047	5,338,642
Megacable Holdings SAB de CV (Media & Entertainment)	4,100,700	10,549,865
		15,888,507
Norway - 0.8%
TOMRA Systems ASA (Capital Goods)†	400,352	3,993,781
Panama - 1.3%
Copa Holdings SA, Class A (Transportation)	70,120	6,735,727
Philippines - 0.4%
Robinsons Retail Holdings Inc. (Consumer Staples Distribution & Retail)	3,674,240	2,300,683
Romania - 0.6%
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	266,011	2,953,444
Saudi Arabia - 0.4%
Jarir Marketing Co. (Consumer Discretionary Distribution & Retail)†	586,192	2,381,237
South Korea - 1.4%
Cheil Worldwide Inc. (Media & Entertainment)†	444,180	6,117,070
NCSoft Corp. (Media & Entertainment)†	8,681	1,275,201
		7,392,271
Spain - 2.3%
Bankinter SA (Banks)†	730,620	4,506,116
	Shares	Value
COMMON STOCKS - 97.7% (continued)
Spain - 2.3% (continued)
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)†	7,092,128	$7,410,980
		11,917,096
Sweden - 3.4%
Cellavision AB (Health Care Equipment & Services)†	363,256	7,006,157
Paradox Interactive AB (Media & Entertainment)†	230,898	4,529,740
Thule Group AB (Consumer Durables & Apparel)^†	249,444	6,342,012
		17,877,909
Switzerland - 7.6%
Belimo Holding AG, Reg S (Capital Goods)†	12,632	5,922,392
Bossard Holding AG, Class A, Reg S (Capital Goods)†	32,981	7,910,023
Burckhardt Compression Holding AG (Capital Goods)†	12,611	7,070,071
LEM Holding SA, Reg S (Technology Hardware & Equipment)†	4,820	11,014,678
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	20,951	8,009,474
		39,926,638
Taiwan - 1.9%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	288,476	3,097,820
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	1,769,700	4,054,941
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	170,909	2,968,058
		10,120,819
United Kingdom - 17.9%
Airtel Africa plc (Telecommunication Services)^†	5,917,707	8,413,222
Baltic Classifieds Group plc (Media & Entertainment)†	1,198,517	3,661,571
Bank of Georgia Group plc (Banks)†	167,508	8,055,298
Clarkson plc (Transportation)†	201,130	9,078,230
Cranswick plc (Food, Beverage & Tobacco)†	194,327	9,883,907
Diploma plc (Capital Goods)†	238,386	9,811,585
Grafton Group plc (Capital Goods)†	608,442	7,491,220
Keywords Studios plc (Software & Services)†	473,215	9,868,998

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 97.7% (continued)
United Kingdom - 17.9% (continued)
Rathbones Group plc (Financial Services)†	109,171	$2,268,657
Rightmove plc (Media & Entertainment)†	238,433	1,682,450
Senior plc (Capital Goods)†	5,578,475	11,116,708
YouGov plc (Media & Entertainment)†	907,717	13,484,819
		94,816,665
United States - 1.1%
Globant SA (Software & Services)*	24,682	5,820,262
Vietnam - 2.7%
Hoa Phat Group JSC (Materials)*†	12,891,354	14,543,787
Total Common Stocks (Cost $439,931,805)		$515,858,645
SHORT TERM INVESTMENTS - 2.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.17% (Money Market Funds)	15,163,908	15,163,908
Total Short Term Investments (Cost $15,163,908)		$15,163,908
Total Investments — 100.6%
(Cost $455,095,713)		$531,022,553
Liabilities Less Other Assets - (0.6)%		(2,955,628)
Net Assets — 100.0%		$528,066,925

Summary of Abbreviations
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 6.0% of net assets as of January 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Automobiles & Components	1.6%
Banks	4.3
Capital Goods	14.1
Commercial & Professional Services	1.4
Consumer Discretionary Distribution & Retail	0.4
Consumer Durables & Apparel	1.7
Consumer Services	1.1
Consumer Staples Distribution & Retail	0.9
Energy	1.5
Financial Services	0.4
Food, Beverage & Tobacco	7.3
Health Care Equipment & Services	6.1
Household & Personal Products	0.5
Insurance	3.4
Materials	8.6
Media & Entertainment	9.1
Pharmaceuticals, Biotechnology & Life Sciences	4.8
Real Estate Management & Development	0.5
Semiconductors & Semiconductor Equipment	1.3
Software & Services	14.1
Technology Hardware & Equipment	4.8
Telecommunication Services	3.7
Transportation	4.0
Utilities	2.1
Money Market Fund	2.9
Total Investments	100.6
Liabilities Less Other Assets	(0.6)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 94.8%
Brazil - 5.6%
B3 SA - Brasil Bolsa Balcao (Financial Services)	4,266,800	$11,273,295
Localiza Rent a Car SA (Transportation)*	2,049,580	22,388,840
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	2,756,270	8,929,060
WEG SA (Capital Goods)	3,099,092	20,229,419
XP Inc., Class A (Financial Services)	987,700	24,277,666
		87,098,280
China - 22.5%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	2,354,216	21,132,473
Alibaba Group Holding Ltd. - Sponsored ADR (Consumer Discretionary Distribution & Retail)	53,712	3,876,395
Baidu Inc., Class A (Media & Entertainment)*†	480,758	6,298,190
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	800,882	16,798,111
ENN Energy Holdings Ltd. (Utilities)†	1,347,017	9,957,140
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	2,153,400	9,722,731
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	3,935,550	8,478,112
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	1,250,238	14,025,767
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	2,198,800	14,901,862
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	4,592,000	9,726,470
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	4,726,500	12,697,423
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	1,647,964	13,356,217
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	5,111,000	21,566,646
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	1,353,800	10,514,599
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	410,200	15,326,631
	Shares	Value
COMMON STOCKS - 94.8% (continued)
China - 22.5% (continued)
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	2,478,000	$22,104,602
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	578,330	10,204,905
Tencent Holdings Ltd. (Media & Entertainment)†	1,520,900	52,897,017
Trip.com Group Ltd. (Consumer Services)*†	747,950	27,172,059
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	822,800	6,178,952
WuXi AppTec Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	1,649,300	11,390,704
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	1,971,500	5,202,235
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	5,668,136	16,529,503
ZTO Express Cayman Inc. - ADR (Transportation)	695,227	11,373,914
		351,432,658
Czech Republic - 0.6%
Komercni banka AS (Banks)†	266,573	8,741,195
Egypt - 0.6%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	7,349,438	8,663,925
Hong Kong - 3.6%
AIA Group Ltd. (Insurance)†	3,067,815	23,853,968
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	918,769	8,946,720
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	5,214,000	8,147,314
Techtronic Industries Co., Ltd. (Capital Goods)†	1,420,301	15,173,120
		56,121,122
India - 13.8%
Asian Paints Ltd. (Materials)†	382,790	13,595,128
HDFC Bank Ltd. (Banks)†	4,078,199	71,385,151
HDFC Life Insurance Co., Ltd. (Insurance)^†	2,068,620	14,316,197
Kotak Mahindra Bank Ltd. (Banks)†	824,293	18,054,780
Maruti Suzuki India Ltd. (Automobiles & Components)†	337,873	41,322,560

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 94.8% (continued)
India - 13.8% (continued)
Tata Consultancy Services Ltd. (Software & Services)†	1,243,608	$57,110,558
		215,784,374
Indonesia - 3.8%
Astra International Tbk PT (Capital Goods)†	53,627,300	17,325,539
Bank Central Asia Tbk PT (Banks)†	26,329,865	15,913,611
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	72,848,800	26,149,821
		59,388,971
Italy - 2.0%
Tenaris SA - ADR (Energy)	994,887	31,647,355
Kazakhstan - 1.4%
Kaspi.KZ JSC - ADR (Financial Services)†	244,804	22,519,310
Kenya - 0.4%
Safaricom plc (Telecommunication Services)†	75,132,927	6,365,226
Mexico - 7.4%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	317,603	43,047,910
Grupo Financiero Banorte SAB de CV, Series O (Banks)	3,792,900	38,577,990
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	8,185,700	33,819,547
		115,445,447
Panama - 0.8%
Copa Holdings SA, Class A (Transportation)	122,482	11,765,621
Poland - 1.3%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	1,973,777	14,953,920
CD Projekt SA (Media & Entertainment)†	210,206	5,479,416
		20,433,336
Russia - 0.0%^^
LUKOIL PJSC (Energy)‡	1,601,095	—
Sberbank of Russia PJSC (Banks)‡	35,707,448	—
Sberbank of Russia PJSC (Banks)‡	880,800	—
		—
Saudi Arabia - 1.2%
Al Rajhi Bank (Banks)†	845,263	18,883,440
South Africa - 1.8%
Discovery Ltd. (Insurance)†	1,188,984	8,793,747
	Shares	Value
COMMON STOCKS - 94.8% (continued)
South Africa - 1.8% (continued)
Standard Bank Group Ltd. (Banks)†	1,849,387	$19,700,019
		28,493,766
South Korea - 7.2%
Coway Co., Ltd. (Consumer Durables & Apparel)†	215,806	8,879,034
NAVER Corp. (Media & Entertainment)†	123,021	18,190,566
NCSoft Corp. (Media & Entertainment)†	45,176	6,636,156
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	58,161	79,330,409
		113,036,165
Taiwan - 13.8%
Airtac International Group (Capital Goods)†	945,133	28,197,272
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	245,818	23,905,514
Delta Electronics Inc. (Technology Hardware & Equipment)†	3,076,000	27,351,938
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	1,920,031	33,343,842
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	3,336,545	10,883,040
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,573,277	91,616,543
		215,298,149
Thailand - 0.8%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	1,812,800	12,263,322
United Arab Emirates - 1.1%
Emaar Properties PJSC (Real Estate Management & Development)†	8,090,387	16,384,285
United Kingdom - 1.6%
Bank of Georgia Group plc (Banks)†	123,294	5,929,089
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	626,822	18,451,916
		24,381,005
United States - 3.5%
EPAM Systems Inc. (Software & Services)*	78,956	21,958,453

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 94.8% (continued)
United States - 3.5% (continued)
Globant SA (Software & Services)*	138,462	$32,650,724
		54,609,177
Total Common Stocks (Cost $1,293,920,330)		$1,478,756,129
PREFERRED STOCKS - 2.6%
Brazil - 1.6%
Itau Unibanco Holding SA - Sponsored ADR (Banks)*	3,770,662	24,886,369
Colombia - 0.6%
Bancolombia SA - Sponsored ADR, 10.32% (Banks)+	320,989	10,098,314
South Korea - 0.4%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.54% (Technology Hardware & Equipment)+†	5,317	5,811,576
Total Preferred Stocks (Cost $26,200,453)		$40,796,259
RIGHTS - 0.0%^^
Brazil - 0.0%^^
Localiza Rent a Car SA (Transportation)*	8,125	14,760
Total Rights (Cost $0)		$14,760
SHORT TERM INVESTMENTS - 0.4%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.17% (Money Market Funds)	6,566,150	6,566,150
Total Short Term Investments (Cost $6,566,150)		$6,566,150
Total Investments — 97.8%
(Cost $1,326,686,933)		$1,526,133,298
Other Assets Less Liabilities - 2.2%		34,322,771
Net Assets — 100.0%		$1,560,456,069

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.1% of net assets as of January 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investment categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	3.2%
Banks	17.1
Capital Goods	9.6
Consumer Discretionary Distribution & Retail	4.1
Consumer Durables & Apparel	5.6
Consumer Services	1.7
Consumer Staples Distribution & Retail	2.2
Energy	2.0
Financial Services	3.7
Food, Beverage & Tobacco	4.4
Health Care Equipment & Services	1.8
Insurance	4.4
Materials	0.9
Media & Entertainment	5.6
Pharmaceuticals, Biotechnology & Life Sciences	1.4
Real Estate Management & Development	1.1
Semiconductors & Semiconductor Equipment	9.5
Software & Services	7.2
Technology Hardware & Equipment	8.0
Telecommunication Services	0.4
Transportation	2.9
Utilities	0.6
Money Market Fund	0.4
Total Investments	97.8
Other Assets Less Liabilities	2.2
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 94.1%
Brazil - 5.6%
B3 SA - Brasil Bolsa Balcao (Financial Services)	2,648,709	$6,998,143
Localiza Rent a Car SA (Transportation)*	1,244,190	13,591,063
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	1,730,500	5,606,032
WEG SA (Capital Goods)	1,857,448	12,124,550
XP Inc., Class A (Financial Services)	587,102	14,430,967
		52,750,755
China - 22.3%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	1,401,000	12,575,989
Alibaba Group Holding Ltd. - Sponsored ADR (Consumer Discretionary Distribution & Retail)	36,103	2,605,554
Baidu Inc., Class A (Media & Entertainment)*†	278,614	3,649,994
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	494,501	10,371,919
ENN Energy Holdings Ltd. (Utilities)†	794,213	5,870,817
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	1,267,496	5,722,821
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	2,388,434	5,145,255
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	737,450	8,273,066
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	1,279,100	8,668,807
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	2,714,000	5,748,615
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	2,793,200	7,503,743
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	943,715	7,648,506
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	3,040,500	12,829,855
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	805,600	6,256,877
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	248,800	9,296,113
	Shares	Value
COMMON STOCKS - 94.1% (continued)
China - 22.3% (continued)
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	1,481,710	$13,217,357
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	327,676	5,781,997
Tencent Holdings Ltd. (Media & Entertainment)†	922,400	32,081,142
Trip.com Group Ltd. (Consumer Services)*†	454,150	16,498,684
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	514,659	3,864,916
WuXi AppTec Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	1,015,900	7,016,199
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	1,116,000	2,944,811
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	3,547,399	10,344,978
ZTO Express Cayman Inc. - ADR (Transportation)	412,298	6,745,195
		210,663,210
Czech Republic - 0.6%
Komercni banka AS (Banks)†	160,468	5,261,906
Egypt - 0.5%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	4,151,683	4,894,234
Hong Kong - 3.5%
AIA Group Ltd. (Insurance)†	1,794,871	13,956,120
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	574,545	5,594,761
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	2,988,600	4,669,939
Techtronic Industries Co., Ltd. (Capital Goods)†	868,860	9,282,059
		33,502,879
India - 13.7%
Asian Paints Ltd. (Materials)†	233,537	8,294,275
HDFC Bank Ltd. (Banks)†	2,454,161	42,957,848
HDFC Life Insurance Co., Ltd. (Insurance)^†	1,216,703	8,420,377
Kotak Mahindra Bank Ltd. (Banks)†	481,172	10,539,280
Maruti Suzuki India Ltd. (Automobiles & Components)†	204,249	24,980,071

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 94.1% (continued)
India - 13.7% (continued)
Tata Consultancy Services Ltd. (Software & Services)†	738,959	$33,935,421
		129,127,272
Indonesia - 3.8%
Astra International Tbk PT (Capital Goods)†	32,512,407	10,503,885
Bank Central Asia Tbk PT (Banks)†	15,694,164	9,485,458
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	44,176,936	15,857,762
		35,847,105
Italy - 2.0%
Tenaris SA - ADR (Energy)	599,715	19,076,934
Kazakhstan - 1.4%
Kaspi.KZ JSC - ADR (Financial Services)†	148,356	13,647,141
Kenya - 0.4%
Safaricom plc (Telecommunication Services)†	41,485,173	3,514,604
Mexico - 7.4%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	190,412	25,808,442
Grupo Financiero Banorte SAB de CV, Series O (Banks)	2,273,074	23,119,678
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	4,968,715	20,528,445
		69,456,565
Panama - 0.7%
Copa Holdings SA, Class A (Transportation)	74,052	7,113,435
Poland - 1.3%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	1,198,351	9,079,062
CD Projekt SA (Media & Entertainment)†	114,100	2,974,232
		12,053,294
Russia - 0.0%^^
LUKOIL PJSC (Energy)‡	910,483	—
Sberbank of Russia PJSC (Banks)‡	20,812,636	—
		—
Saudi Arabia - 1.2%
Al Rajhi Bank (Banks)†	493,255	11,019,471
South Africa - 1.8%
Discovery Ltd. (Insurance)†	747,650	5,529,633
	Shares	Value
COMMON STOCKS - 94.1% (continued)
South Africa - 1.8% (continued)
Standard Bank Group Ltd. (Banks)†	1,125,000	$11,983,712
		17,513,345
South Korea - 7.2%
Coway Co., Ltd. (Consumer Durables & Apparel)†	128,950	5,305,466
NAVER Corp. (Media & Entertainment)†	74,530	11,020,419
NCSoft Corp. (Media & Entertainment)†	29,254	4,297,284
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	34,668	47,286,439
		67,909,608
Taiwan - 13.9%
Airtac International Group (Capital Goods)†	561,823	16,761,531
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	174,309	16,951,347
Delta Electronics Inc. (Technology Hardware & Equipment)†	1,793,000	15,943,441
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	1,153,846	20,038,041
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	1,992,146	6,497,921
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	2,732,147	54,733,151
		130,925,432
Thailand - 0.8%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	1,110,700	7,513,720
United Arab Emirates - 1.0%
Emaar Properties PJSC (Real Estate Management & Development)†	4,910,686	9,944,899
United Kingdom - 1.6%
Bank of Georgia Group plc (Banks)†	76,759	3,691,266
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	375,376	11,050,037
		14,741,303
United States - 3.4%
EPAM Systems Inc. (Software & Services)*	46,765	13,005,814

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 94.1% (continued)
United States - 3.4% (continued)
Globant SA (Software & Services)*	81,843	$19,299,398
		32,305,212
Total Common Stocks (Cost $706,029,216)		$888,782,324
PREFERRED STOCKS - 2.6%
Brazil - 1.6%
Itau Unibanco Holding SA - Sponsored ADR (Banks)*	2,283,630	15,071,958
Colombia - 0.6%
Bancolombia SA - Sponsored ADR, 10.32% (Banks)+	188,501	5,930,242
South Korea - 0.4%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.54% (Technology Hardware & Equipment)+†	3,133	3,424,425
Total Preferred Stocks (Cost $15,546,338)		$24,426,625
RIGHTS - 0.0%
Brazil - 0.0%^^
Localiza Rent a Car SA (Transportation)*	4,464	8,109
Total Rights (Cost $0)		$8,109
SHORT TERM INVESTMENTS - 3.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.17% (Money Market Funds)	33,122,718	33,122,718
Total Short Term Investments (Cost $33,122,718)		$33,122,718
Total Investments — 100.2%
(Cost $754,698,272)		$946,339,776
Liabilities Less Other Assets - (0.2)%		(2,121,149)
Net Assets — 100.0%		$944,218,627

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.0% of net assets as of January 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investment categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	3.2%
Banks	17.0
Capital Goods	9.5
Consumer Discretionary Distribution & Retail	4.1
Consumer Durables & Apparel	5.5
Consumer Services	1.8
Consumer Staples Distribution & Retail	2.2
Energy	2.0
Financial Services	3.7
Food, Beverage & Tobacco	4.4
Health Care Equipment & Services	1.8
Insurance	4.3
Materials	0.9
Media & Entertainment	5.7
Pharmaceuticals, Biotechnology & Life Sciences	1.4
Real Estate Management & Development	1.0
Semiconductors & Semiconductor Equipment	9.6
Software & Services	7.0
Technology Hardware & Equipment	7.8
Telecommunication Services	0.4
Transportation	2.8
Utilities	0.6
Money Market Fund	3.5
Total Investments	100.2
Liabilities Less Other Assets	(0.2)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio
Portfolio of Investments
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 93.4%
Brazil - 7.3%
B3 SA - Brasil Bolsa Balcao (Financial Services)	9,500	$25,100
Localiza Rent a Car SA (Transportation)*	8,026	87,673
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	9,200	29,804
WEG SA (Capital Goods)	10,400	67,886
XP Inc., Class A (Financial Services)	2,259	55,526
		265,989
Czech Republic - 1.0%
Komercni banka AS (Banks)†	1,113	36,496
Egypt - 0.4%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	12,477	14,709
India - 16.1%
Asian Paints Ltd. (Materials)†	1,666	59,170
HDFC Bank Ltd. (Banks)†	9,445	165,326
HDFC Life Insurance Co., Ltd. (Insurance)^†	4,536	31,392
Kotak Mahindra Bank Ltd. (Banks)†	3,110	68,119
Maruti Suzuki India Ltd. (Automobiles & Components)†	862	105,424
Tata Consultancy Services Ltd. (Software & Services)†	3,511	161,237
		590,668
Indonesia - 6.3%
Astra International Tbk PT (Capital Goods)†	195,600	63,193
Bank Central Asia Tbk PT (Banks)†	82,200	49,682
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	179,800	64,541
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	218,500	54,834
		232,250
Italy - 1.7%
Tenaris SA - ADR (Energy)	2,014	64,065
Kazakhstan - 1.8%
Kaspi.KZ JSC - ADR (Financial Services)†	728	66,968
Mexico - 8.4%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	918	124,426
Grupo Financiero Banorte SAB de CV, Series O (Banks)	7,500	76,283
	Shares	Value
COMMON STOCKS - 93.4% (continued)
Mexico - 8.4% (continued)
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	25,500	$105,354
		306,063
Panama - 2.5%
Copa Holdings SA, Class A (Transportation)	956	91,833
Peru - 0.2%
Credicorp Ltd. (Banks)	49	7,273
Poland - 2.2%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	7,664	58,065
CD Projekt SA (Media & Entertainment)†	937	24,424
		82,489
Saudi Arabia - 2.2%
Al Rajhi Bank (Banks)†	1,360	30,383
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	1,647	52,121
		82,504
South Africa - 4.4%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	4,671	75,159
Discovery Ltd. (Insurance)†	4,720	34,909
Standard Bank Group Ltd. (Banks)†	4,662	49,661
		159,729
South Korea - 8.8%
Coway Co., Ltd. (Consumer Durables & Apparel)†	984	40,486
NAVER Corp. (Media & Entertainment)†	448	66,244
NCSoft Corp. (Media & Entertainment)†	189	27,763
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	137	186,865
		321,358
Taiwan - 14.8%
Airtac International Group (Capital Goods)†	3,500	104,420
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	700	68,074
Delta Electronics Inc. (Technology Hardware & Equipment)†	4,000	35,568
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	5,000	86,832

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio
Portfolio of Investments (continued)
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 93.4% (continued)
Taiwan - 14.8% (continued)
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	9,000	$29,356
momo.com Inc. (Consumer Discretionary Distribution & Retail)†	1,760	24,359
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	1,000	12,196
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	9,000	180,297
		541,102
Thailand - 2.6%
Bangkok Dusit Medical Services pcl, Class F, Reg S (Health Care Equipment & Services)†	70,400	54,274
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	5,800	39,236
		93,510
United Arab Emirates - 3.6%
Emaar Properties PJSC (Real Estate Management & Development)†	64,985	131,605
United Kingdom - 3.4%
Bank of Georgia Group plc (Banks)†	643	30,921
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	3,208	94,435
		125,356
United States - 5.7%
EPAM Systems Inc. (Software & Services)*	309	85,936
Globant SA (Software & Services)*	521	122,857
		208,793
Total Common Stocks (Cost $3,134,144)		$3,422,760
PREFERRED STOCKS - 2.2%
Brazil - 1.3%
Banco Bradesco SA - ADR (Banks)*	9,707	30,092
Itau Unibanco Holding SA - Sponsored ADR (Banks)*	3,011	19,872
		49,964
	Shares	Value
PREFERRED STOCKS - 2.2% (continued)
Colombia - 0.9%
Bancolombia SA - Sponsored ADR, 10.32% (Banks)+	1,033	$32,498
Total Preferred Stocks (Cost $75,486)		$82,462
RIGHTS - 0.0%^^
Brazil - 0.0%^^
Localiza Rent a Car SA (Transportation)*	28	51
Total Rights (Cost $0)		$51
SHORT TERM INVESTMENTS - 3.8%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.17% (Money Market Funds)	137,444	137,444
Total Short Term Investments (Cost $137,444)		$137,444
Total Investments — 99.4%
(Cost $3,347,074)		$3,642,717
Other Assets Less Liabilities - 0.6%		20,489
Net Assets — 100.0%		$3,663,206

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.4% of net assets as of January 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio
Portfolio of Investments (continued)
January 31, 2024 (unaudited)

Industry	Percentage of Net Assets
Automobiles & Components	2.9%
Banks	18.4
Capital Goods	6.4
Consumer Discretionary Distribution & Retail	3.1
Consumer Durables & Apparel	3.5
Consumer Staples Distribution & Retail	4.9
Energy	1.7
Financial Services	4.0
Food, Beverage & Tobacco	6.0
Health Care Equipment & Services	4.0
Insurance	1.8
Materials	1.6
Media & Entertainment	3.2
Real Estate Management & Development	3.6
Semiconductors & Semiconductor Equipment	7.1
Software & Services	10.1
Technology Hardware & Equipment	6.9
Telecommunication Services	1.5
Transportation	4.9
Money Market Fund	3.8
Total Investments	99.4
Other Assets Less Liabilities	0.6
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 86.2%
China - 72.9%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	9,800	$87,969
ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	5,000	41,981
Baidu Inc., Class A (Media & Entertainment)*†	2,358	30,891
Chacha Food Co., Ltd., Class A (Food, Beverage & Tobacco)†	4,602	19,551
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	2,540	53,275
ENN Energy Holdings Ltd. (Utilities)†	5,100	37,699
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food, Beverage & Tobacco)†	3,598	16,923
Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)†	6,500	34,418
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	8,400	37,926
Guangzhou Tinci Materials Technology Co., Ltd., Class A (Materials)†	8,500	22,016
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	11,600	32,714
Haitian International Holdings Ltd. (Capital Goods)†	24,020	53,035
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	5,700	17,657
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	17,880	38,518
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	8,380	26,203
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food, Beverage & Tobacco)†	19,000	71,361
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	2,971	33,330
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	6,200	42,019
Kweichow Moutai Co., Ltd., Class A (Food, Beverage & Tobacco)†	200	44,404
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	11,500	24,359
	Shares	Value
COMMON STOCKS - 86.2% (continued)
China - 72.9% (continued)
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	13,860	$37,234
Meituan, Class B (Consumer Services)*^†	430	3,454
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	4,500	36,471
NetEase Inc. (Media & Entertainment)†	3,800	74,184
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	10,000	42,197
Qingdao Haier Biomedical Co., Ltd., Class A (Health Care Equipment & Services)†	3,500	13,766
Sangfor Technologies Inc., Class A (Software & Services)*†	1,529	11,605
SF Holding Co., Ltd., Class A (Transportation)†	5,900	28,824
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	13,800	34,083
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	2,618	92,511
Shanghai International Airport Co., Ltd., Class A (Transportation)*†	7,100	32,618
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	6,800	52,814
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	1,100	41,100
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	6,500	57,982
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	2,000	35,291
Tencent Holdings Ltd. (Media & Entertainment)†	4,000	139,120
TravelSky Technology Ltd., Class H (Consumer Services)†	54,000	54,275
Trip.com Group Ltd. (Consumer Services)*†	2,596	94,309
Wuliangye Yibin Co., Ltd., Class A (Food, Beverage & Tobacco)†	700	12,247
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	5,260	39,501

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments (continued)
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 86.2% (continued)
China - 72.9% (continued)
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	10,000	$26,387
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	17,300	26,841
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	19,500	56,866
Zhejiang Shuanghuan Driveline Co., Ltd., Class A (Automobiles & Components)†	7,300	20,584
ZTO Express Cayman Inc. (Transportation)†	1,350	21,912
		1,852,425
Hong Kong - 8.2%
AIA Group Ltd. (Insurance)†	10,400	80,866
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	3,600	35,056
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	23,700	37,033
Hong Kong Exchanges & Clearing Ltd. (Financial Services)†	1,100	33,365
Techtronic Industries Co., Ltd. (Capital Goods)†	2,000	21,366
		207,686
Taiwan - 5.1%
Airtac International Group (Capital Goods)†	2,300	68,619
Delta Electronics Inc. (Technology Hardware & Equipment)†	7,000	62,244
		130,863
Total Common Stocks (Cost $3,812,455)		$2,190,974
SHORT TERM INVESTMENTS - 13.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.17% (Money Market Funds)	353,181	353,181
Total Short Term Investments (Cost $353,181)		$353,181
Total Investments — 100.1%
(Cost $4,165,636)		$2,544,155
Liabilities Less Other Assets - (0.1)%		(3,384)
Net Assets — 100.0%		$2,540,771

† Investment categorized as level 2 security.
* Non-income producing security.
^ Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.8% of net assets as of January 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Automobiles & Components	3.7%
Capital Goods	16.1
Consumer Discretionary Distribution & Retail	4.8
Consumer Durables & Apparel	7.6
Consumer Services	5.9
Financial Services	1.3
Food, Beverage & Tobacco	8.0
Health Care Equipment & Services	2.1
Insurance	4.9
Materials	2.2
Media & Entertainment	9.6
Pharmaceuticals, Biotechnology & Life Sciences	3.3
Semiconductors & Semiconductor Equipment	4.3
Software & Services	1.6
Technology Hardware & Equipment	6.0
Transportation	3.3
Utilities	1.5
Money Market Fund	13.9
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 93.6%
Bangladesh - 2.3%
BRAC Bank plc (Banks)†	911,800	$313,211
GrameenPhone Ltd. (Telecommunication Services)	101,736	265,673
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,208,185	2,398,470
		2,977,354
Colombia - 3.5%
Cementos Argos SA - Sponsored ADR (Materials)#†	548,517	4,507,603
Croatia - 0.2%
Ericsson Nikola Tesla (Technology Hardware & Equipment)†	1,221	277,101
Egypt - 2.6%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	2,318,918	2,733,669
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)*^†	1,484,823	513,980
		3,247,649
Indonesia - 5.4%
Astra International Tbk PT (Capital Goods)†	6,009,100	1,941,379
Bank Central Asia Tbk PT (Banks)†	4,820,900	2,913,723
Prodia Widyahusada Tbk PT (Health Care Equipment & Services)†	1,779,800	568,745
Sumber Alfaria Trijaya Tbk PT (Consumer Staples Distribution & Retail)†	8,918,400	1,492,196
		6,916,043
Kazakhstan - 7.7%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	311,825	4,457,337
Kaspi.KZ JSC - ADR (Financial Services)†	58,823	5,411,077
		9,868,414
Kenya - 1.9%
East African Breweries plc (Food, Beverage & Tobacco)†	445,700	294,179
Equity Group Holdings plc (Banks)†	4,480,100	1,052,997
Safaricom plc (Telecommunication Services)†	12,387,150	1,049,433
		2,396,609
Morocco - 2.5%
Attijariwafa Bank (Banks)†	6,427	311,779
	Shares	Value
COMMON STOCKS - 93.6% (continued)
Morocco - 2.5% (continued)
Itissalat Al-Maghrib (Telecommunication Services)†	76,415	$722,246
Societe d'Exploitation des Ports (Transportation)†	78,054	2,144,003
		3,178,028
Nigeria - 0.5%
Guaranty Trust Holding Co., plc (Banks)†	12,291,463	380,969
Zenith Bank plc (Banks)†	10,653,473	313,330
		694,299
Peru - 6.4%
Alicorp SAA (Food, Beverage & Tobacco)	293,090	500,627
Cementos Pacasmayo SAA (Materials)	149,125	154,791
Credicorp Ltd. (Banks)	38,869	5,769,326
Ferreycorp SAA (Capital Goods)	2,294,966	1,688,628
		8,113,372
Philippines - 18.9%
Bank of the Philippine Islands (Banks)†	1,674,100	3,280,421
BDO Unibank Inc. (Banks)†	1,014,915	2,605,424
International Container Terminal Services Inc. (Transportation)†	897,050	3,878,706
Jollibee Foods Corp. (Consumer Services)†	676,660	3,050,666
Robinsons Retail Holdings Inc. (Consumer Staples Distribution & Retail)	1,804,320	1,129,803
Security Bank Corp. (Banks)†	200,100	252,350
SM Prime Holdings Inc. (Real Estate Management & Development)†	8,085,700	4,916,553
Universal Robina Corp. (Food, Beverage & Tobacco)†	1,073,300	2,128,680
Wilcon Depot Inc. (Consumer Discretionary Distribution & Retail)†	7,194,700	2,798,094
		24,040,697
Poland - 2.3%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	390,992	2,962,271
Romania - 6.0%
Banca Transilvania SA (Banks)†	1,099,605	5,937,740
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	152,605	1,694,330
		7,632,070
Saudi Arabia - 4.1%
Al Rajhi Bank (Banks)†	48,374	1,080,690

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 93.6% (continued)
Saudi Arabia - 4.1% (continued)
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	17,002	$935,382
Jarir Marketing Co. (Consumer Discretionary Distribution & Retail)†	252,290	1,024,856
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	68,736	2,175,227
		5,216,155
Slovenia - 1.5%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	14,972	1,874,605
Thailand - 1.1%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	208,500	1,410,471
United Arab Emirates - 3.5%
Agthia Group PJSC (Food, Beverage & Tobacco)†	1,216,690	1,685,401
Emaar Properties PJSC (Real Estate Management & Development)†	1,357,820	2,749,795
		4,435,196
United Kingdom - 3.8%
Airtel Africa plc (Telecommunication Services)^†	494,815	703,480
Baltic Classifieds Group plc (Media & Entertainment)†	720,554	2,201,353
Helios Towers plc (Telecommunication Services)*†	603,438	604,778
TBC Bank Group plc (Banks)†	34,360	1,268,969
		4,778,580
United States - 7.1%
EPAM Systems Inc. (Software & Services)*	11,392	3,168,229
Globant SA (Software & Services)*	24,835	5,856,342
		9,024,571
Vietnam - 12.3%
Bank for Foreign Trade of Vietnam JSC (Banks)*†	1,446,422	5,227,473
Hoa Phat Group JSC (Materials)*†	3,222,290	3,635,328
Sai Gon Cargo Service Corp. (Transportation)†	580,494	1,647,657
Saigon Beer Alcohol Beverage Corp. (Food, Beverage & Tobacco)†	840,620	1,928,124
	Shares	Value
COMMON STOCKS - 93.6% (continued)
Vietnam - 12.3% (continued)
Vietnam Dairy Products JSC (Food, Beverage & Tobacco)†	1,162,094	$3,178,632
		15,617,214
Total Common Stocks (Cost $90,232,136)		$119,168,302
PREFERRED STOCKS - 2.0%
Colombia - 2.0%
Bancolombia SA - Sponsored ADR, 10.32% (Banks)+	80,449	2,530,926
Total Preferred Stocks (Cost $2,058,252)		$2,530,926
PARTICIPATION NOTES - 0.7%
Qatar - 0.7%
Qatar National Bank, Issued by HSBC BANK PLC, Maturity Date 5/31/24 (Banks)^†	220,996	941,403
Total Participation Notes (Cost $931,609)		$941,403
SHORT TERM INVESTMENTS - 3.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.17% (Money Market Funds)	4,467,163	4,467,163
Total Short Term Investments (Cost $4,467,163)		$4,467,163
Total Investments — 99.8%
(Cost $97,689,160)		$127,107,794
Other Assets Less Liabilities - 0.2%		264,473
Net Assets — 100.0%		$127,372,267

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2024 (unaudited)

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.0% of net assets as of January 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Banks	32.5%
Capital Goods	2.8
Consumer Discretionary Distribution & Retail	5.3
Consumer Services	2.4
Consumer Staples Distribution & Retail	2.1
Energy	1.3
Financial Services	4.2
Food, Beverage & Tobacco	7.7
Health Care Equipment & Services	3.6
Insurance	0.7
Materials	6.5
Media & Entertainment	1.7
Pharmaceuticals, Biotechnology & Life Sciences	3.4
Real Estate Management & Development	6.1
Software & Services	7.1
Technology Hardware & Equipment	0.2
Telecommunication Services	2.7
Transportation	6.0
Money Market Fund	3.5
Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%